Quarterly Holdings Report
for

Fidelity Freedom® Income Fund

December 31, 2020

FRI-QTLY-0221
1.811331.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.09% 2/4/21 to 2/18/21 (a)
(Cost $439,964)	440,000	439,968
	Shares	Value

Domestic Equity Funds - 8.9%
Fidelity Series All-Sector Equity Fund (b)	756,576	$8,685,488
Fidelity Series Blue Chip Growth Fund (b)	804,541	13,492,145
Fidelity Series Commodity Strategy Fund (b)	18,482,045	84,832,588
Fidelity Series Growth Company Fund (b)	1,511,091	34,407,540
Fidelity Series Intrinsic Opportunities Fund (b)	1,929,217	35,594,060
Fidelity Series Large Cap Stock Fund (b)	1,888,902	31,072,437
Fidelity Series Large Cap Value Index Fund (b)	871,453	11,511,901
Fidelity Series Opportunistic Insights Fund (b)	883,217	17,885,139
Fidelity Series Small Cap Discovery Fund (b)	310,401	3,855,182
Fidelity Series Small Cap Opportunities Fund (b)	796,256	12,763,984
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,074,590	26,430,274
Fidelity Series Value Discovery Fund (b)	1,415,751	20,287,716
TOTAL DOMESTIC EQUITY FUNDS
(Cost $225,843,499)		300,818,454

International Equity Funds - 12.7%
Fidelity Series Canada Fund (b)	1,437,847	16,607,137
Fidelity Series Emerging Markets Fund (b)	2,133,096	24,189,308
Fidelity Series Emerging Markets Opportunities Fund (b)	8,856,914	221,068,564
Fidelity Series International Growth Fund (b)	2,840,076	50,496,555
Fidelity Series International Small Cap Fund (b)	786,609	16,149,091
Fidelity Series International Value Fund (b)	5,002,090	50,471,089
Fidelity Series Overseas Fund (b)	4,080,164	50,594,037
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $290,739,550)		429,575,781

Bond Funds - 54.7%
Fidelity Series Emerging Markets Debt Fund (b)	2,207,799	21,062,400
Fidelity Series Emerging Markets Debt Local Currency Fund	614,213	6,645,784
Fidelity Series Floating Rate High Income Fund (b)	436,970	3,972,053
Fidelity Series High Income Fund (b)	2,476,026	23,423,202
Fidelity Series Inflation-Protected Bond Index Fund (b)	37,418,234	401,497,656
Fidelity Series International Credit Fund (b)	223,121	2,282,525
Fidelity Series Investment Grade Bond Fund (b)	108,741,996	1,296,204,591
Fidelity Series Long-Term Treasury Bond Index Fund (b)	8,068,788	73,990,783
Fidelity Series Real Estate Income Fund (b)	1,485,423	15,596,946
TOTAL BOND FUNDS
(Cost $1,693,470,207)		1,844,675,940

Short-Term Funds - 23.7%
Fidelity Cash Central Fund 0.11% (c)	7,127,256	7,128,681
Fidelity Series Government Money Market Fund 0.13% (b)(d)	635,433,866	635,433,866
Fidelity Series Short-Term Credit Fund (b)	15,215,818	155,809,972
TOTAL SHORT-TERM FUNDS
(Cost $794,229,854)		798,372,519
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,004,723,074)		3,373,882,662
NET OTHER ASSETS (LIABILITIES) - 0.0%		55,190
NET ASSETS - 100%		$3,373,937,852

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	March 2021	$187,440	$(44)	$(44)
TOTAL PURCHASED					(44)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	36	March 2021	3,835,440	2,387	2,387
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	63	March 2021	4,057,830	(98,862)	(98,862)
TOTAL SOLD					(96,475)
TOTAL FUTURES CONTRACTS					$(96,519)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $240,984.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,686
Total	$9,686

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$6,494,951	$775,375	$1,566,863	$595,249	$227,449	$2,754,576	$8,685,488
Fidelity Series Blue Chip Growth Fund	11,105,865	5,694,373	6,939,271	5,392,046	1,106,085	2,525,093	13,492,145
Fidelity Series Canada Fund	11,827,329	3,573,968	4,107,677	347,043	(192,622)	5,506,139	16,607,137
Fidelity Series Commodity Strategy Fund	102,478,570	3,326,592	39,807,477	379,765	(10,465,477)	29,300,380	84,832,588
Fidelity Series Emerging Markets Debt Fund	19,329,709	1,258,939	2,984,326	818,789	(100,035)	3,558,113	21,062,400
Fidelity Series Emerging Markets Fund	12,565,775	7,351,086	5,311,635	341,073	239,105	9,344,977	24,189,308
Fidelity Series Emerging Markets Opportunities Fund	120,401,548	71,339,145	59,392,040	6,571,288	6,281,215	82,438,696	221,068,564
Fidelity Series Floating Rate High Income Fund	3,609,083	267,966	368,081	131,437	(24,478)	487,563	3,972,053
Fidelity Series Government Money Market Fund 0.13%	649,056,601	92,560,197	106,182,932	968,064	--	--	635,433,866
Fidelity Series Growth Company Fund	24,466,624	9,434,247	11,786,841	8,716,683	5,828,298	6,465,212	34,407,540
Fidelity Series High Income Fund	20,608,019	1,645,552	1,840,410	963,873	(29,574)	3,039,615	23,423,202
Fidelity Series Inflation-Protected Bond Index Fund	376,040,169	38,858,504	37,246,268	5,218,643	398,078	23,447,173	401,497,656
Fidelity Series International Credit Fund	1,998,296	143,152	--	143,154	--	128,942	2,282,525
Fidelity Series International Growth Fund	62,652,637	8,809,714	33,385,769	7,004,999	12,665,872	(245,899)	50,496,555
Fidelity Series International Small Cap Fund	15,102,598	526,902	5,835,851	129,245	1,176,141	5,179,301	16,149,091
Fidelity Series International Value Fund	52,704,333	4,764,986	24,520,608	1,387,545	(961,406)	18,483,784	50,471,089
Fidelity Series Intrinsic Opportunities Fund	22,167,449	9,178,126	7,200,037	1,503,965	809,736	10,638,786	35,594,060
Fidelity Series Investment Grade Bond Fund	1,201,348,763	168,609,065	113,807,049	71,266,755	672,470	39,381,342	1,296,204,591
Fidelity Series Large Cap Stock Fund	19,031,854	10,048,264	6,335,544	1,482,032	670,026	7,657,837	31,072,437
Fidelity Series Large Cap Value Index Fund	5,327,585	6,470,360	2,565,081	230,445	(4,760)	2,283,797	11,511,901
Fidelity Series Long-Term Treasury Bond Index Fund	78,105,731	18,590,099	11,927,977	8,191,097	1,382,506	(12,159,576)	73,990,783
Fidelity Series Opportunistic Insights Fund	14,481,203	2,651,108	4,068,039	2,284,414	1,825,620	2,995,247	17,885,139
Fidelity Series Overseas Fund	47,455,129	8,781,202	24,250,539	559,613	(605,627)	19,213,872	50,594,037
Fidelity Series Real Estate Income Fund	12,389,359	1,344,949	1,153,735	915,331	(59,412)	3,075,785	15,596,946
Fidelity Series Short-Term Credit Fund	148,318,154	2,874,589	769,580	2,859,685	(9,055)	5,395,864	155,809,972
Fidelity Series Small Cap Discovery Fund	2,485,329	554,265	863,801	102,995	106,778	1,572,611	3,855,182
Fidelity Series Small Cap Opportunities Fund	7,816,087	3,001,765	3,202,147	273,865	683,432	4,464,847	12,763,984
Fidelity Series Stock Selector Large Cap Value Fund	14,482,220	13,361,827	8,307,969	560,024	19,268	6,874,928	26,430,274
Fidelity Series Value Discovery Fund	10,290,283	10,263,197	5,674,126	419,546	(12,427)	5,420,789	20,287,716
	3,074,141,253	506,059,514	531,401,673	129,758,663	21,627,206	289,229,794	3,359,668,229

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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